Defined benefit plans	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Defined benefit plans
39 Defined benefit plans

	2021	2020
Retirement benefit plans	3,547	4,318

Other post-employment benefit plans	277	275
Total defined benefit plans	3,824	4,593

Retirement benefit plans in surplus	119	43
Total defined benefit assets	119	43

Retirement benefit plans in deficit	3,666	4,361

Other post-employment benefit plans in deficit	277	275

Total defined benefit liabilities	3,944	4,636

	2021			2020
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

At January 1	4,318	275	4,593	4,076	283	4,359

Defined benefit expenses	(8)	16	8	104	18	122

Remeasurements of defined benefit plans	(487)	(14)	(501)	350	10	360

Contributions paid	(164)	-	(164)	(54)	-	(54)

Benefits paid	(110)	(15)	(125)	(103)	(16)	(119)

Net exchange differences	29	16	45	(61)	(19)	(80)

Other	(32)	-	(32)	5	-	5

At December 31	3,547	277	3,824	4,318	275	4,593
The amounts recognized in the statement of financial position are determined as follows:

	2021			2020
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Present value of wholly or partly funded obligations	4,604	-	4,604	4,858	-	4,858

Fair value of plan assets	(4,717)	-	(4,717)	(4,466)	-	(4,466)
	(112)	-	(112)	392	-	392

Present value of wholly unfunded obligations 1)	3,660	277	3,937	3,926	275	4,201

At December 31	3,547	277	3,824	4,318	275	4,593

1
As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,783 million (2020: EUR 2,845 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2021 and 2020.

	2021			2020
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	48	11	59	52	11	63

Net interest on the net defined benefit liability (asset)	32	5	37	52	7	59

Past service cost	(88)	-	(88)	1	-	1

Total defined benefit expenses	(8)	16	8	104	18	122

	2019
	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	148	8	157

Net interest on the net defined benefit liability (asset)	80	9	89

Past service cost	(1)	-	(1)

Total defined benefit expenses	227	17	244
Defined benefit expenses are included in ‘Commissions and expenses’ in the income statement.

Movements during the year of the present value of the defined benefit obligations	2021	2020

At January 1	9,059	8,779

Current year service cost	59	63

Interest expense	131	175

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	(59)	(51)

- Actuarial gains and losses arising from changes in financial assumptions	(299)	859

Past service cost	(88)	1

Benefits paid	(455)	(362)

Amounts paid in respect of settlements	(140)	-

Net exchange differences	364	(409)

Other	(32)	5
At December 31	8,541	9,059

Movements during the year in plan assets for retirement benefit plans	2021	2020

At January 1	4,466	4,420

Interest income (based on discount rate)	94	116

Remeasurements of the net defined liability (asset)	144	448

Contributions by employer	164	54

Benefits paid	(330)	(243)

Amounts paid in respect of settlements	(140)	-

Net exchange differences	319	(329)
At December 31	4,717	4,466

	2021				2020
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Equity instruments	-	-	-	0%	154	-	154	3%

Debt instrument	603	387	990	21%	450	717	1,167	26%

Real estate	-	142	142	3%	-	110	110	2%

Derivatives	-	(3)	(3)	(0%)	-	16	16	0%

Investment funds	-	3,069	3,069	65%	2	2,449	2,451	55%

Other	2	516	518	11%	3	563	567	13%
At December 31	605	4,112	4,717	100%	610	3,856	4,466	100%
Defined benefit plans are mainly operated by Transamerica, Aegon the Netherlands and Aegon UK. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans.
Transamerica
Transamerica has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Directors of Transamerica Corporation. The Board of Directors has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 7 million at December 31, 2021 (2020: EUR 436 million deficit). Transamerica amended some of their defined benefit pension plans in 2021. The amendments included an updated pay credit percentage and interest credit rates resulting in a decrease of the defined benefit obligation of EUR 88 million.
Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes
to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.
Transamerica maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Transamerica in 2021 or 2020. However, with the Transamerica Management Board approval of a proposal from Transamerica Corporation, Transamerica Corporation made a pension plan contribution of EUR 91 million in August 2021 that was over and above the minimum required funding levels as set forth by the Internal Revenue Code. In 2020, Transamerica Corporation did not make a voluntary pension plan contributions.
Transamerica also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by either Transamerica Corporation, or the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all of the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 235 million (2020: EUR 249 million unfunded).
Transamerica provides health care benefits to retired employees through continuation of coverage primarily in self funded plans, and partly in fully insured plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Transamerica maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Transamerica has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.
Under the Employee Retirement Income Security Act (ERISA), Transamerica has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Transamerica has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Transamerica reviews the terms of the plans and makes changes to the plans if and when appropriate. Transamerica funds the benefit payments or premium payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 220 million (2020: EUR 214 million).
The weighted average duration of the defined benefit obligation is 12.9 years (2020: 12.9 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2021	2020

Demographic actuarial assumptions

Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions

Discount rate 2)	2.80%/2.61%	2.47%/2.18%

Salary increase rate	4.00%	4.00%

Health care trend rate	6.10%	6.30%

1
2021 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2021.
Comparative figures are as included in the Annual Report 2020.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2021	2020
Demographic actuarial assumptions

10% increase in mortality rates	(69)	(86)

10% decrease in mortality rates	77	95

Financial actuarial assumptions

100 basis points increase in discount rate	(357)	(422)

100 basis points decrease in discount rate	436	521

100 basis points increase in salary increase rate	-	29

100 basis points decrease in salary increase rate	-	(25)

100 basis points increase in health care trend rate	13	13

100 basis points decrease in health care trend rate	(12)	(12)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	5%-24%

Debt instruments	57%-88%

Other	4%-22%
Aegon the Netherlands
Aegon the Netherlands has a number of defined benefit plans and defined contribution plans. The defined benefit plans are subject to Dutch Pension regulations and governed by the Board of Directors of Aegon the Netherlands. The Board of Directors has the full power and discretion to administer the plan including developing investment policy and managing assets for the plans (although these assets do not qualify as ‘plan assets’ as defined by IFRS), deciding questions related to eligibility and benefit amounts, and any disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. Aegon the Netherlands runs, in principle, full actuarial and investment risk regarding the defined benefit plans. This includes the risks of low interest rates, low returns and increased longevity. A part of this risk can be attributed to plan participants by lowering indexation or by increasing employee contributions.
Furthermore, the specific statutory requirements governing the administration of group pension schemes have been laid down in the Pension Act (Pensioenwet / Pw). Insurers are subject to prudential supervision pursuant to the Financial Supervision Act (Wet op het financieel toezicht / Wft).
Investment strategies are established based on asset and liability studies. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk. These studies use for example return objectives and various investment instruments. Investment restrictions are updated regularly and they result in asset allocation mix and hedges.
As at December 31, 2019, Aegon the Netherlands amended the defined benefit pension plan for their own employees. As of January 1, 2020, the defined benefit pension plan is closed for new members and there will be no further accrual of benefits to existing members. Entitlements before January 1, 2020, will remain unchanged and the indexation for those accruals will remain in force.
The contributions to the retirement benefit plan of Aegon the Netherlands are paid by both the employees and the employer, with the employer contribution being variable1. The benefits covered are retirement benefits, disability, death and survivor pension. The defined benefit plans were unfunded by EUR 3,409 million at December 31, 2021. (2020: EUR 3,658 million). The defined benefit plans are largely backed by investment, although these assets do not qualify as ‘plan assets’ as defined by IFRS. The average remaining duration of the defined benefits obligation is 20.9 years (2020: 22.5 years).
Aegon the Netherlands also has a post-retirement medical plan that contributes to the health care coverage of employees and beneficiaries after retirement. For this plan, Aegon the Netherlands has the responsibility to administer the plan in accordance with its terms, and decides on questions related to eligibility and determines plan provisions and benefit amounts. In addition, Aegon the Netherlands has the obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Aegon the Netherlands reviews the terms of the plans and makes changes to the plans if and when appropriate. The liabilities related to these other post-employment benefit plans are fully unfunded and amount to EUR 57 million at December 31, 2021 (2020: EUR 61 million). The weighted average duration of the other post-employment benefit plans is 12.7 years (2020:
11.1 years).
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2021	2020

Demographic actuarial assumptions

Mortality	NL mortality table 1)	NL mortality table 1)

Financial actuarial assumptions

Discount rate	1.01%	0.51%

Salary increase rate 2)	Curve 2021	Curve 2020

Indexation 3)	53.05% of Curve 2021	55.6% of Curve 2020
1	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
2	Based on Dutch Consumer Price Index.
3	Based on Dutch Consumer Price Index.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation

	2021	2020
Demographic actuarial assumptions

10% increase in mortality rates	(100)	(110)

10% decrease in mortality rates	112	124

Financial actuarial assumptions

100 basis points increase in discount rate	(622)	(703)

100 basis points decrease in discount rate	849	977

100 basis points increase in salary increase rate	-	-

25 basis points increase in indexation	187	213

25 basis points decrease in indexation	(170)	(192)

1	Aegon Nederland deducts employee contributions from the total pension expenses.

The above sensitivity analysis is based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit obligation recognized within the statement of financial position.
Aegon UK
Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants a number of years ago and closed to future accrual on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.
The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.
The pension scheme Trustees are required to carry out triennial valuations on the scheme’s funding position, with the latest valuation being as at March 31, 2019. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the UK. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a surplus of EUR 119 million at December 31, 2021 (2020: EUR 43 million surplus). During 2021, EUR 73 million (2020: EUR 54 million) of contributions were paid into the scheme.
The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently 30% of assets are invested in growth assets (i.e. primarily equities) and 70% are income and liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.
Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation changes as well as interest rate risks, investment returns and changes in the life expectancy of pensioners.
The scheme purchased
a buy-in
policy in the name of the Trustee to cover full scheme benefits for a group of pensioners in 2019. The liability (and matching asset) calculated on the year end assumptions has been included in the funded position as at 31 December 2020.
The weighted average duration of the defined benefit obligation is 21.0 years (2020: 22.0 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2021	2020

Demographic actuarial assumptions

Mortality	UK mortality table 1)	UK mortality table 2)

Financial actuarial assumptions

Discount rate	1.79%	1.45%

Price inflation	3.34%	2.95%

1	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2021	2020
Demographic actuarial assumptions

10% increase in mortality rates	(55)	(55)

10% decrease in mortality rates	62	63

Financial actuarial assumptions

100 basis points increase in discount rate	(322)	(330)

100 basis points decrease in discount rate	433	448

100 basis points increase in price inflation	202	172

100 basis points decrease in price inflation	(237)	(316)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	16.7%

Debt instruments	83.3%
All other operating segments
Businesses included in all other operating segments mostly operate defined contribution plans. Please refer to note 14 Commissions and expenses for the employee expenses regarding these contribution plans.